UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3275

Smith Barney Investment Funds Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: April 30

Date of reporting period: January 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT FUNDS INC.

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS

ALL CAP GROWTH AND VALUE FUND

FORM N-Q

JANUARY 31, 2006

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS - ALL CAP GROWTH AND VALUE FUND

Schedule of Investments (unaudited)	January 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 98.8%
CONSUMER DISCRETIONARY - 17.6%
Auto Components - 0.4%
67,000	Lear Corp.	$1,698,450

Hotels, Restaurants & Leisure - 0.6%
70,630	McDonald’s Corp.	2,472,756

Internet & Catalog Retail - 1.9%
49,500	Amazon.com Inc.*	2,218,590
94,150	Expedia Inc.*	2,449,783
83,650	IAC/InterActiveCorp.*	2,427,523

	Total Internet & Catalog Retail	7,095,896

Leisure Equipment & Products - 0.8%
142,590	Hasbro Inc.	3,022,908

Media - 11.0%
126,825	Cablevision Systems Corp., New York Group, Class A Shares*	3,119,895
60,000	Clear Channel Communications Inc.	1,756,200
202,890	Comcast Corp., Special Class A Shares*	5,624,111
45,840	Discovery Holding Co., Class A Shares*	694,934
304,500	Interpublic Group of Cos. Inc.*	3,075,450
14,045	Liberty Global Inc., Series A Shares*	300,563
14,045	Liberty Global Inc., Series C Shares*	283,990
598,400	Liberty Media Corp., Class A Shares*	5,002,624
245,420	News Corp., Class B Shares	4,059,247
161,500	Pearson PLC, Sponsored ADR	2,099,500
443,200	Time Warner Inc.	7,769,296
318,000	Walt Disney Co.	8,048,580

	Total Media	41,834,390

Specialty Retail - 2.9%
65,500	Bed Bath & Beyond Inc.*	2,450,355
123,040	Charming Shoppes Inc.*	1,496,167
179,400	Home Depot Inc.	7,274,670

	Total Specialty Retail	11,221,192

	TOTAL CONSUMER DISCRETIONARY	67,345,592

CONSUMER STAPLES - 7.6%
Beverages - 2.3%
108,700	Coca-Cola Co.	4,498,006
16,000	Molson Coors Brewing Co., Class B Shares	1,000,000
58,305	PepsiCo Inc.	3,333,880

	Total Beverages	8,831,886

Food & Staples Retailing - 1.4%
86,830	Safeway Inc.	2,035,295
70,000	Wal-Mart Stores Inc.	3,227,700

	Total Food & Staples Retailing	5,262,995

Food Products - 2.5%
83,000	Kraft Foods Inc., Class A Shares	2,443,520
97,500	Unilever PLC, Sponsored ADR	4,111,575
49,470	Wm. Wrigley Jr. Co.	3,164,101

	Total Food Products	9,719,196

Household Products - 1.4%
90,750	Procter & Gamble Co.	5,375,123

	TOTAL CONSUMER STAPLES	29,189,200

ENERGY - 9.1%
Energy Equipment & Services - 3.5%
23,500	Baker Hughes Inc.	1,819,840
44,600	GlobalSantaFe Corp.	2,722,830

See Notes to Schedule of Investments.

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS - ALL CAP GROWTH AND VALUE FUND

Schedule of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE
Energy Equipment & Services (continued)
80,540	Grant Prideco Inc.*	$4,034,248
104,660	Weatherford International Ltd.*	4,686,675

	Total Energy Equipment & Services	13,263,593

Oil, Gas & Consumable Fuels - 5.6%
53,000	Anadarko Petroleum Corp.	5,714,460
44,420	BP PLC, Sponsored ADR	3,212,010
14,000	Chevron Corp.	831,320
103,150	Exxon Mobil Corp.	6,472,663
41,280	Murphy Oil Corp.	2,352,960
119,930	Williams Cos. Inc.	2,859,131

	Total Oil, Gas & Consumable Fuels	21,442,544

	TOTAL ENERGY	34,706,137

FINANCIALS - 12.9%
Capital Markets - 4.8%
14,034	Ameriprise Financial Inc.	571,043
10,000	Goldman Sachs Group Inc.	1,412,500
35,100	Lehman Brothers Holdings Inc.	4,929,795
110,710	Merrill Lynch & Co. Inc.	8,311,000
50,210	State Street Corp.	3,035,697

	Total Capital Markets	18,260,035

Commercial Banks - 0.9%
78,842	Bank of America Corp.	3,487,182

Consumer Finance - 1.0%
73,670	American Express Co.	3,863,991

Diversified Financial Services - 1.0%
98,331	JPMorgan Chase & Co.	3,908,657

Insurance - 3.2%
26,100	Ambac Financial Group Inc.	2,004,741
96,630	American International Group Inc.	6,325,400
39,830	Chubb Corp.	3,757,960

	Total Insurance	12,088,101

Thrifts & Mortgage Finance - 2.0%
59,070	MGIC Investment Corp.	3,899,211
90,500	PMI Group Inc.	3,912,315

	Total Thrifts & Mortgage Finance	7,811,526

	TOTAL FINANCIALS	49,419,492

HEALTH CARE - 19.5%
Biotechnology - 8.7%
6,945	Alkermes Inc.*	169,041
93,400	Amgen Inc.*	6,807,926
162,750	Biogen Idec Inc.*	7,283,063
165,560	Chiron Corp.*	7,549,536
37,460	Genentech Inc.*	3,218,563
34,340	Genzyme Corp.*	2,436,080
92,000	ImClone Systems Inc.*	3,314,760
233,480	Millennium Pharmaceuticals Inc.*	2,414,183

	Total Biotechnology	33,193,152

Health Care Providers & Services - 1.4%
89,300	UnitedHealth Group Inc.	5,306,206

Pharmaceuticals - 9.4%
98,585	Abbott Laboratories	4,253,943
38,000	Eli Lilly & Co.	2,151,560
92,595	Forest Laboratories Inc.*	4,285,296
61,400	GlaxoSmithKline PLC, Sponsored ADR	3,146,136
138,200	Johnson & Johnson	7,952,028

See Notes to Schedule of Investments.

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS - ALL CAP GROWTH AND VALUE FUND

Schedule of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE
Pharmaceuticals (continued)
34,500	Novartis AG, Sponsored ADR	$1,903,020
334,010	Pfizer Inc.	8,577,377
80,390	Wyeth	3,718,037

	Total Pharmaceuticals	35,987,397

	TOTAL HEALTH CARE	74,486,755

INDUSTRIALS - 9.1%
Aerospace & Defense - 3.3%
28,500	Boeing Co.	1,946,835
91,250	Honeywell International Inc.	3,505,825
41,935	L-3 Communications Holdings Inc.	3,397,574
89,125	Raytheon Co.	3,651,451

	Total Aerospace & Defense	12,501,685

Airlines - 0.7%
164,100	Southwest Airlines Co.	2,701,086

Electrical Equipment - 1.0%
49,220	Emerson Electric Co.	3,812,089

Industrial Conglomerates - 2.5%
133,600	General Electric Co.	4,375,400
200,225	Tyco International Ltd.	5,215,861

	Total Industrial Conglomerates	9,591,261

Machinery - 1.6%
49,050	Caterpillar Inc.	3,330,495
91,105	Pall Corp.	2,623,824

	Total Machinery	5,954,319

	TOTAL INDUSTRIALS	34,560,440

INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 3.8%
460,600	Cisco Systems Inc.*	8,553,342
250,000	Lucent Technologies Inc.*	660,000
145,100	Motorola Inc.	3,295,221
120,965	Nokia Oyj, Sponsored ADR	2,223,337

	Total Communications Equipment	14,731,900

Computers & Peripherals - 2.8%
114,490	Dell Inc.*	3,355,702
24,380	International Business Machines Corp.	1,982,094
345,480	Maxtor Corp.*	3,178,416
31,700	SanDisk Corp.*	2,135,312

	Total Computers & Peripherals	10,651,524

Electronic Equipment & Instruments - 0.7%
77,000	Agilent Technologies Inc.*	2,611,070

Internet Software & Services - 0.6%
63,000	Yahoo! Inc.*	2,163,420

Semiconductors & Semiconductor Equipment - 6.7%
120,000	Applied Materials Inc.	2,286,000
61,190	Cree Inc.*	1,598,895
189,100	Intel Corp.	4,022,157
224,165	Micron Technology Inc.*	3,290,742
57,100	Novellus Systems Inc.*	1,618,785
351,152	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	3,792,441
311,400	Texas Instruments Inc.	9,102,222

	Total Semiconductors & Semiconductor Equipment	25,711,242

Software - 3.7%
59,385	Advent Software Inc.*	1,559,450
35,000	Autodesk Inc.	1,420,650

See Notes to Schedule of Investments.

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS - ALL CAP GROWTH AND VALUE FUND

Schedule of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE
Software (continued)
40,000	Electronic Arts Inc.*	$2,183,200
313,700	Microsoft Corp.	8,830,655

	Total Software	13,993,955

	TOTAL INFORMATION TECHNOLOGY	69,863,111

MATERIALS - 3.3%
Chemicals - 1.0%
34,000	Dow Chemical Co.	1,438,200
60,500	E.I. du Pont de Nemours & Co.	2,368,575

	Total Chemicals	3,806,775

Containers & Packaging - 0.2%
56,000	Smurfit-Stone Container Corp.*	716,240

Metals & Mining - 1.0%
124,020	Alcoa Inc.	3,906,630

Paper & Forest Products - 1.1%
57,430	Weyerhaeuser Co.	4,006,317

	TOTAL MATERIALS	12,435,962

TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.6%
73,700	Verizon Communications Inc.	2,333,342

Wireless Telecommunication Services - 0.8%
134,910	Vodafone Group PLC, Sponsored ADR	2,847,950

	TOTAL TELECOMMUNICATION SERVICES	5,181,292

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $335,134,947)	377,187,981

FACE AMOUNT
SHORT-TERM INVESTMENT - 0.9%
REPURCHASE AGREEMENT - 0.9%
$3,624,000	Interest in $930,833,000 joint tri-party repurchase agreement dated 1/31/06 with Goldman, Sachs & Co., 4.440% due 2/1/06; Proceeds at maturity - $3,624,447; (Fully collateralized by various U.S. Treasury obligations, 0.875% to 4.250% due 1/15/07 to 4/15/32; Market value - $3,697,088) (Cost - $3,624,000)	3,624,000

	TOTAL INVESTMENTS - 99.7% (Cost - $338,758,947#)	380,811,981
	Other Assets in Excess of Liabilities - 0.3%	1,045,783

	TOTAL NET ASSETS - 100.0%	$381,857,764

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Multiple Discipline Funds - All Cap Growth and Value Fund (the “Fund”) is a separate diversified series of Smith Barney Investment Funds Inc. (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$56,848,719
Gross unrealized depreciation	(14,795,685)

Net unrealized appreciation	$42,053,034

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Funds Inc.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	April 3, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	April 3, 2006

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	April 3, 2006